Significant accounting policies (Details Narrative) $ in Thousands		12 Months Ended			660 Months Ended
	May 10, 2013 USD ($)	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2071
Disclosure of detailed information about property, plant and equipment [line items]
Number of SPE included in Consolidated Financial Statements | Number		55
Number of addition consolidated entities included in Consolidated Financial Statements | Number		73
Number of acquire aircraft with bank and third-party financing | Number		111
Tariff segmentation resulting additional income | $		$ 9,900
Net profit (loss) for the year | $		$ 82,032	$ 44,186	$ (139,506)
Aircraft [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		P10Y
Aircraft [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		P30Y
Aircraft Components And Engines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		Useful life of fleet associated with component or engines
Aircraft Major Repairs [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		4 years
Aircraft Major Repairs [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		12 years
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		Lesser of remaining lease term and estimated useful life of the leasehold improvement
Property [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		20 years
Property [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		50 years
Buildings [member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		20 years
Buildings [member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		50 years
Vehicles [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		2 years
Vehicles [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		10 years
Machinery And Equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)		2 years			15 years
Private Offering [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from issunace of senior notes | $	$ 300,000